Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Percentage of state tax	4.458%	4.458%
Valuation allowance	$ 43,600
Taxable income	3,839,582
Net operating loss carryforwards	$ 3,839,582
Percentage of taxable income	80.00%
Transactions points percentage	50.00%
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Percentage of state tax	24.52%